Trade Payables	12 Months Ended
Dec. 31, 2020
Trade Payables
Trade Payables

27    Trade Payables

Accounting policy

Trade payables represent liabilities for goods and services that were provided to the Company before the end of the financial year which are unpaid. Trade and other payables are presented as current liabilities unless payment is not due within 12 months after the reporting period. These amounts are recognized initially at their fair value and subsequently measured at amortized cost using the effective interest method.

(a)    Composition

	2020	2019
Trade payables	360,235	402,735
Related parties – note 22	9,887	11,345
	370,122	414,080